Aug. 01, 2019
PACE® Strategic Fixed Income Investments
PACE® Strategic Fixed Income Investments
PACE® Select Advisors Trust July 31, 2019 Includes: – PACE® Strategic Fixed Income Investments Effective August 1, 2019, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 14 of the Multi-Class Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2020 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2019, 0.96% for Class A and 0.71% for Class Y. Effective August 1, 2019, the expense caps are 0.93% for Class A and 0.68% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 17 of the Class P Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2020 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2019, 0.71% for Class P. Effective August 1, 2019, the expense cap is 0.68% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.